REVENUES	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUES	REVENUES
(a)Timing of recognition of revenues from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Timing of revenue recognition
Goods and services provided at a point in time	$3,161	2,857	$2,577
Services transferred over a period of time	5,047	4,824	4,203
Total revenues from contracts with customers	8,208	7,681	6,780
Other revenue	—	2	23
Total revenues	$8,208	$7,683	$6,803
(b)Revenues by geography
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2024, 2023, and 2022:

(US$ MILLIONS)	2024	2023	2022
Australia	$4,540	$3,848	$4,228
United States	1,526	1,734	820
United Kingdom	1,041	864	709
Brazil	799	934	871
Other	302	303	175
Total revenues	$8,208	$7,683	$6,803
(c)Remaining performance obligations
At the company’s construction operation, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2024, the company’s backlog of construction projects was approximately $5.7 billion (2023: $6.2 billion). The company expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years.
The company’s dealer software and technology services operation had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $3.0 billion (2023: $2.3 billion). The company expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the company has the right to invoice.
The company’s Brazilian water and wastewater operation business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2024, the remaining performance obligations were approximately $8.3 billion (2023: approximately $10.6 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average remaining term of 22 years.